EQUITY (Tables)	0 Months Ended
Dec. 31, 2012
Equity Tables [Abstract]
Schedule of ordinary shares issued upon outstanding options
The following tables summarize information at December 31, 2012 regarding the number of ordinary shares issuable upon: (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	56	13.99	1.15	1,297
$15.21	-	$22.50	8	21.59	1.53	125
$22.51	-	$32.30	808	32.19	0.93	4,159
$32.31	-	$38.00	1,959	32.54	0.96	9,403
$38.01	-	$43.00	15,935	40.79	8.15	-
$43.01	-	$45.00	3,932	44.16	3.82	-
$45.01	-	$52.00	9,419	49.43	6.56	-
$52.01	-	$65.00	4,463	54.70	3.97	-
Total			36,580	44.40	6.21	14,984

Components of accumulated other comprehensive income (loss)
	December 31,
	2012	2011	2010

	(U.S. in millions)
Currency translation adjustment, net of tax	$175	$(455)	$386
Unrealized gain (loss) from available-for-sale securities, net of tax	(7)	(72)	43
Unrealized loss from cash flow hedge	(93)	(30)	(70)
Other	(92)	(32)	(9)
Comprehensive income (loss) attributable to Teva	$(17)	$(589)	$350

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The weighted average fair value of options granted during the years were estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2012	2011	2010

Weighted average fair value	$ 7.4	$ 9.2	$ 9.7

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Dividend yield	2.6%	2.0%	1.7%
Expected volatility	24%	27%	24%
Risk-free interest rates (in dollar terms)	1.3%	1.3%	1.7%
Expected life	8 years	6 years	5 years